Results for the year - Income taxes and deferred income taxes - Income taxes paid (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Income taxes paid in Denmark	kr 24,150	kr 21,810	kr 16,899
Income taxes paid outside Denmark	7,864	7,826	8,998
Income taxes paid	kr 32,014	kr 29,636	kr 25,897